SUBSEQUENT EVENTS (Details) - Jan. 26, 2026 - Major business combination $ / shares in Units, $ in Billions, $ in Billions	CAD ($) $ / shares	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Offer price (in C$ per share)	$ 44
Consideration transferred	$ 5.5	$ 4